Strategic Investments - API Acquisition (Details) - USD ($) $ in Thousands		3 Months Ended								12 Months Ended
	Feb. 01, 2017	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Fair value of the assets acquired and liabilities assumed
Estimated useful life ( in years)										11 years 9 months 18 days
Goodwill		$ 720,611				$ 705,617				$ 720,611	$ 705,617	$ 704,592
Net sales		858,682	$ 868,418	$ 822,717	$ 765,843	777,495	$ 776,636	$ 784,911	$ 738,215	3,315,660	3,077,257	2,789,345
Operating income		76,826	$ 58,182	$ 39,632	$ 18,561	$ 35,983	$ 53,662	$ 42,167	$ 33,254	$ 193,201	$ 165,066	$ 186,964
Facility lease agreement term										15 years
API
Fair value of the assets acquired and liabilities assumed
Assets acquired	$ 33,500
Intangible assets	$ 14,000
Estimated useful life ( in years)	10 years
Plant, property and equipment	$ 2,800
Net working capital	1,700
Goodwill	$ 15,000
Long-term incentive agreement, term (in years)	4 years
Contingent consideration if certain performance criteria are satisfied	$ 5,000
Accruals related to contingent consideration		$ 0								$ 0
Net sales										22,800
Operating income										1,000
Facility lease agreement term	25 years
Total facility lease commitment	$ 14,700
Fair value of capital lease	$ 4,700
API | Selling, general and administrative expenses
Fair value of the assets acquired and liabilities assumed
Merger expenses										$ 400